Stock plans (Components of share compensation expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total share compensation expenses
Share compensation expenses	$ 8,821	$ 8,764	$ 8,341	$ 7,147	$ 8,147	$ 10,527	$ 6,638	$ 2,318	$ 7,126	$ 7,345	$ 6,800	$ 5,438	$ 33,073	$ 27,630	$ 26,709
Options [Member]
Total share compensation expenses
Share compensation expenses													0	0	142
Restricted share awards [Member]
Total share compensation expenses
Share compensation expenses													31,335	27,750	25,145
Restricted share units [Member]
Total share compensation expenses
Share compensation expenses													876	585	499
Performance Shares [Member]
Total share compensation expenses
Share compensation expenses													$ 862	$ (705)	$ 923